Reconciliation of (loss)/profit for the year to cash flow from operations before contract acquisition costs	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Reconciliation of (loss)/profit for the year to cash flow from operations before contract acquisition costs
26. Reconciliation of (loss)/profit for the year to cash flow from operations before contract acquisition costs

	2020 $m	2019 a $m	2018 a $m
(Loss)/profit for the year	(260)	386	350

Adjustments for:

Net financial expenses	140	115	96

Fair value (gains)/losses on contingent purchase consideration	(13)	(27)	4

Tax (credit)/charge (note 8)	(20)	156	132

Depreciation and amortisation	110	116	115

System Fund depreciation and amortisation	62	54	49

Impairment loss on financial assets	88	8	17

System Fund impairment loss on financial assets	24	12	11

Other impairment charges (note 6)	226	131	—

System Fund other impairment charges	41	—	—

Other operating exceptional items (note 6)	(4)	55	104

System Fund other operating exceptional items (note 6)	20	28	47

Share of losses of associates and joint ventures	14	3	1

System Fund share of losses of associates and joint ventures	1	—	—

Share-based payments cost	32	42	38

Dividends from associates and joint ventures	2	7	5

Decrease in inventories	1	—	—

Decrease/(increase) in trade and other receivables	38	(70)	(71)

Increase in contract costs	(2)	(11)	(3)

Increase in deferred revenue	1	57	141

(Decrease)/increase in trade and other payables	(69)	(63)	11

Utilisation of provisions, net of charge, excluding exceptional items	16	7	(6)

Retirement benefit contributions, net of costs	(3)	(3)	(12)

Cash flows relating to exceptional items	(87)	(55)	(137)

Contract assets deduction in revenue	25	21	19

Other movements in contract assets	(7)	(1)	3

Other items	(4)	—	—

Total adjustments	632	582	564

Cash flow from operations before contract acquisition costs	372	968	914

a	Amended for presentational changes, see page 134.